Segment Information (Tables)	12 Months Ended
Nov. 30, 2012
Segment Information
Schedule of results of the Company's reportable segments under the Company's management reporting system

	Year Ended November 30,
	2012	2011	2010
Revenues:
Enterprise Data Storage Solutions	$974,043	$1,324,547	$1,258,940
HDD Capital Equipment	184,855	123,929	342,943

Total Segments	$1,158,898	$1,448,476	$1,601,883

Gross profit:
Enterprise Data Storage Solutions	$155,326	$212,654	$166,882
HDD Capital Equipment	41,475	10,242	114,427

Total Segments	196,801	222,896	281,309
Non cash equity compensation	(965)	(824)	(1,541)

Total	$195,836	$222,072	$279,768

Depreciation and amortization:
Enterprise Data Storage Solutions	$9,799	$10,326	$12,337
HDD Capital Equipment	6,949	8,854	5,899

Total Segments	16,748	19,180	18,236
Corporate	4,342	4,401	3,873

Total	$21,090	$23,581	$22,109

Schedule of geographic information

	Americas	United Kingdom	Malaysia	Other	Total
Revenues (based on location at which the sale originated):
Year Ended November 30, 2012	$533,580	$235,352	$388,780	$1,186	$1,158,898
Year Ended November 30, 2011	$770,249	$248,296	$428,597	$1,334	$1,448,476
Year Ended November 30, 2010	$783,109	$228,393	$585,867	$4,514	$1,601,883
Long-lived assets (all non-current assets):
November 30, 2012	$8,703	$28,891	$16,659	$916	$55,169
November 30, 2011	$8,967	$33,695	$19,618	$1,063	$63,343
November 30, 2010	$8,547	$23,648	$21,666	$1,152	$55,013